UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 13, 2006
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        93
Form 13F Information Table Value Total:        $223,664


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      451     5823 SH       SOLE                     5823
Abbott Laboratories            COM              002824100     1917    48610 SH       SOLE                    48610
American Express Company       COM              025816109     4252    82627 SH       SOLE                    82627
American International Group,  COM              026874107     7518   110184 SH       SOLE                   110184
Ameriprise Financial, Inc.     COM              03076C106      678    16525 SH       SOLE                    16525
Amgen Inc.                     COM              031162100      696     8826 SH       SOLE                     8826
Anheuser-Busch Cos.            COM              035229103     6656   154945 SH       SOLE                   154945
Apache Corporation             COM              037411105     2486    36284 SH       SOLE                    36284
Asia Pacific Fund Inc.         COM              044901106      307    18500 SH       SOLE                    18500
Automatic Data Processing, Inc COM              053015103      456     9934 SH       SOLE                     9934
BHP Billiton Ltd. ADR          COM              088606108     2260    67625 SH       SOLE                    67625
BP plc ADR                     COM              055622104     4981    77555 SH       SOLE                    77555
Baker Hughes, Inc.             COM              057224107      395     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     1661    35986 SH       SOLE                    35986
Berkshire Hathaway, Inc. Cl. A COM              084670108    12141      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    15517     5286 SH       SOLE                     5286
Boeing Company                 COM              097023105      260     3700 SH       SOLE                     3700
Bristol-Myers Squibb Co.       COM              110122108      444    19300 SH       SOLE                    19300
Buckeye Partners, L.P.         COM              118230101     3855    91300 SH       SOLE                    91300
Canadian Oil Sands Trust       COM              13642L100     9769    90120 SH       SOLE                    90120
Cedar Fair Limited Partnership COM              150185106     6837   239549 SH       SOLE                   239549
Chevron Corp.                  COM              166764100     1608    28330 SH       SOLE                    28330
Cisco Systems Inc.             COM              17275R102      197    11500 SH       SOLE                    11500
Citigroup Inc.                 COM              172967101     4924   101471 SH       SOLE                   101471
Citizens Communications Compan COM              17453B101      202    16500 SH       SOLE                    16500
Coach, Inc.                    COM              189754104      200     6000 SH       SOLE                     6000
Coca-Cola Company              COM              191216100     1897    47051 SH       SOLE                    47051
Colgate Palmolive Co.          COM              194162103      297     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2008    77450 SH       SOLE                    77450
Commerce Bancorp               COM              200519106     5494   159650 SH       SOLE                   159650
ConocoPhillips                 COM              20825C104     5300    91094 SH       SOLE                    91094
Cooper Cameron Corp            COM              216640102      364     8800 SH       SOLE                     8800
Devon Energy Corporation       COM              25179M103     3337    53354 SH       SOLE                    53354
Donaldson Company Inc          COM              257651109      254     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     7466   184392 SH       SOLE                   184392
ER Urgent Care Holdings Inc.   COM              26884h108        2    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      553     9765 SH       SOLE                     9765
Equifax, Inc.                  COM              294429105      927    24392 SH       SOLE                    24392
Exxon Mobil Corporation        COM              30231G102     3988    70999 SH       SOLE                    70999
First Data Corp.               COM              319963104     1003    23320 SH       SOLE                    23320
Gannett Co., Inc.              COM              364730101     4219    69660 SH       SOLE                    69660
General Electric Co.           COM              369604103     6330   180601 SH       SOLE                   180601
Genzyme Corp.                  COM              372917104      708    10000 SH       SOLE                    10000
Hartford Financial Services Gr COM              416515104      262     3050 SH       SOLE                     3050
Healthcare Select Sector SPDR  COM              81369Y209      555    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102     1271    31393 SH       SOLE                    31393
IBM Corporation                COM              459200101     1227    14924 SH       SOLE                    14924
Illinois Tool Works Inc.       COM              452308109      270     3066 SH       SOLE                     3066
Inco Ltd.                      COM              453258402     1633    37475 SH       SOLE                    37475
Intel Corporation              COM              458140100      350    14010 SH       SOLE                    14010
Intuitive Surgical, Inc.       COM              46120E107      493     4200 SH       SOLE                     4200
Johnson & Johnson              COM              478160104     7671   127634 SH       SOLE                   127634
Kinder Morgan Energy Partners, COM              494550106      924    19325 SH       SOLE                    19325
Kinder Morgan, Inc.            COM              49455P101      584     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     4412    81925 SH       SOLE                    81925
Leucadia National Corp.        COM              527288104     1201    25300 SH       SOLE                    25300
Loews Corp.                    COM              540424108      285     3000 SH       SOLE                     3000
Lowes Cos. Inc.                COM              548661107      382     5734 SH       SOLE                     5734
M & T Bank Corp.               COM              55261F104     1919    17600 SH       SOLE                    17600
MSCI EAFE Index Fund           COM              464287465     1220    20525 SH       SOLE                    20525
McCormick & Co., Inc. Non-Voti COM              579780206      247     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      620    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106     1105    19199 SH       SOLE                    19199
Merck & Co.                    COM              589331107      980    30805 SH       SOLE                    30805
Microsoft Corporation          COM              594918104      275    10500 SH       SOLE                    10500
Mohawk Industries Inc.         COM              608190104     5436    62500 SH       SOLE                    62500
Newmont Mining Corp.           COM              651639106     3380    63305 SH       SOLE                    63305
Pepsico, Inc.                  COM              713448108     1652    27966 SH       SOLE                    27966
Pfizer Inc.                    COM              717081103     2179    93445 SH       SOLE                    93445
Procter & Gamble Company       COM              742718109     6148   106227 SH       SOLE                   106227
Progressive Corporation        COM              743315103     1376    11783 SH       SOLE                    11783
Prologis SBI                   COM              743410102      442     9455 SH       SOLE                     9455
Rayonier, Inc.                 COM              754907103    11359   285050 SH       SOLE                   285050
Regis Corp.                    COM              758932107     1810    46925 SH       SOLE                    46925
Royal Dutch Petroleum          COM              790259206      599     9800 SH       SOLE                     9800
S&P Depository Receipts        COM              78462F103     1939    15575 SH       SOLE                    15575
Schlumberger Ltd.              COM              806857108     6421    66093 SH       SOLE                    66093
ServiceMaster Company          COM              81760N109      269    22550 SH       SOLE                    22550
Telefonos de Mexico            COM              879403780      451    18264 SH       SOLE                    18264
The Hershey Company            COM              427866108      221     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      217     4126 SH       SOLE                     4126
Tribune Co.                    COM              896047107      227     7500 SH       SOLE                     7500
United Technologies            COM              913017109      257     4600 SH       SOLE                     4600
Verizon Communications         COM              92343V104      578    19181 SH       SOLE                    19181
Vodafone Group PLC             COM              92857W100      735    34240 SH       SOLE                    34240
Wachovia Corp.                 COM              929903102      301     5700 SH       SOLE                     5700
Wal-Mart Stores, Inc.          COM              931142103     5594   119540 SH       SOLE                   119540
Washington Post ""B""          COM              939640108      316      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     6545   104174 SH       SOLE                   104174
Whole Foods Mkt. Inc.          COM              966837106      282     3640 SH       SOLE                     3640
Wyeth                          COM              983024100     1139    24730 SH       SOLE                    24730
Zimmer Holdings, Inc.          COM              98956P102      726    10764 SH       SOLE                    10764
iShares MSCI Japan Index Fund  COM              464286848      365    27000 SH       SOLE                    27000